Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Cash	R$ 3,639,280	R$ 3,770,483	R$ 4,001,885
Cash and Cash Equivalents and Investments in Foreign Currency Overseas	33,444,974	19,352,067	18,001,554
Repurchase Agreements	28,103,405	65,766,340	27,344,519
Investments in Interbank Deposit Certificates (CDI)	2,013,246	528,870	217,376
Total	R$ 67,200,905	R$ 89,417,760	R$ 49,565,334